Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable	$ 7,478		$ 6,928	$ 2,932
Board of Directors [Member]
Related Party Transaction [Line Items]
Director fees incurred	100		100
Director [Member]
Related Party Transaction [Line Items]
Director fees incurred			300	300
Accounts payable			100	$ 100
Director [Member] | Believeco [Member]
Related Party Transaction [Line Items]
Marketing expense	$ 10	$ 10	400
Accounts payable			$ 100